OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Operating Leases
SCHEDULE OF OPERATING LEASE

Weighted-average remaining lease term as of June 30, 2023, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	15.3 months
Weighted-average discount rate	4.75%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of June 30, 2023:

Year ending June 30	Leases for office
2023	14,784
2024	19,713
Total lease payments	34,497
Less: Imputed interest	(1,003)
Present value of lease liabilities	$33,494